Income Taxes Effective Tax Rate Reconciliation (Parenthetical) (Details) $ in Millions	12 Months Ended
Sep. 30, 2018 USD ($)
Income Tax Disclosure [Abstract]
Benefit from the remeasurement of our net U.S. deferred tax liability	$ 1,215.9
One-time transition liability	95.4
Tax Cuts and Jobs Act Of 2017 one-time transition liability net of the release of a previously recorded outside basis difference	$ 87.1